Financial Instruments - Summary of Balanced View of Liquidity and Financial Indebtedness (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [abstract]
Cash and cash equivalents		₨ 91,880	$ 1,118	₨ 103,836	₨ 169,793
Investments—Current		309,232		241,655
Loans, borrowings and bank overdrafts	[1]	(150,093)		(151,696)
Net cash position		₨ 251,019		₨ 193,795

[1]	(1) Includes future cash outflow towards estimated interest on borrowings and lease liabilities.